Fair Value Information - Schedule of Reconciliations for Financial Assets (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect of retrospective application of IFRS 9			$ 883
Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Foreign currency denominated monetary assets	$ 4,550	$ 4,468
Effect of retrospective application of IFRS 9		4,468
Acquisition	290
Recognized in profit or loss under “Other gains and losses”	(26)
Recognized in other comprehensive income under “Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income”	(175)
Proceeds from return of investees	(7)
Level 3 [Member] | Measured at Fair Value Through Profit or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Foreign currency denominated monetary assets	517	543
Effect of retrospective application of IFRS 9		543
Recognized in profit or loss under “Other gains and losses”	(26)
Unrealized loss in 2018	(26)
Level 3 [Member] | FVOCI [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Foreign currency denominated monetary assets	4,033	3,925
Effect of retrospective application of IFRS 9		$ 3,925
Acquisition	290
Recognized in other comprehensive income under “Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income”	(175)
Proceeds from return of investees	$ (7)